CHAPMAN AND CUTLER LLP
                             111 WEST MONROE STREET
                            CHICAGO, ILLINOIS 60603




                                  May 24, 2007


Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

    Re: First Trust/Gallatin Specialty Finance and Financial Opportunities Fund


Ladies and Gentlemen:

         On behalf of First Trust/Gallatin Specialty Finance and Financial Opportunities Fund (the "Registrant"), we are transmitting Pre-effective Amendment No. 2 to the Registration Statement on Form N-2 for electronic filing under the Securities Act of 1933 and the Investment Company Act of 1940:

         On May 22, 2007, the Fund and its principal underwriter, A.G. Edwards & Sons, Inc., submitted acceleration requests that are seeking to have Pre-Effective Amendment No. 2 to the Registrant's Registration Statement declared effective as early as practicable on May 24, 2007. The Registrant is relying on Rule 430A of Regulation C under the Securities Act of 1933 ("Regulation C") to have the Registration Statement declared effective with certain information omitted. The Registrant will file a prospectus and statement of additional information containing such omitted information as promptly as practicable pursuant to Rule 497(h) of Regulation C.

         If we may cooperate with you in any way in the processing of this registration statement, please telephone the undersigned at (312) 845-3017.

                                          Very truly yours,

                                          CHAPMAN AND CUTLER LLP


                                          By:  /s/ Brian D. Free
                                               ------------------------
                                               Brian D. Free

Enclosures
cc:   W. Scott Jardine
      Eric F. Fess